Putnam
High Yield
Advantage
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

As prospects for the world's securities markets grew more positive during the past few months, fixed-income investors set aside some of their concerns over risk and returned to a more venturesome frame of mind. Higher-yielding lower-rated corporate bonds were among the beneficiaries of this improved market environment.

For the managers of Putnam High Yield Advantage Fund, the mood swing that occurred during the first half of fiscal 1999 therefore presented a welcome change from the conditions that prevailed during the latter half of fiscal 1998. It is heartening to note that the optimism over the market's prospects expressed by the management team in the last report to shareholders was borne out by period's end.

As you will read in the following report, the management team had positioned your fund well for the high-yield bond market's dramatic improvement during the period. The managers remain generally optimistic as the fund enters the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 21, 1999



Report from the Fund Manager

Robert M. Paine
Jeffrey A. Kaufman

Although the high-yield bond sector fell far behind higher-quality bonds during last summer's flight to quality, it is once again a fixed-income front-runner. During the first half of Putnam High Yield Advantage Fund's 1999 fiscal year, high-yield bonds staged a dramatic recovery as investors rediscovered their income potential and became more accepting of their credit risk. Your fund took advantage of this renewed strength, which is reflected in its performance for the 6-month period ended May 31, 1999.

Total return for 6 months ended 5/31/99

        Class A             Class B            Class M
     NAV       POP       NAV       CDSC     NAV       POP
-------------------------------------------------------------------
     3.82%    -1.16%     3.32%    -1.59%    3.70%     0.33%
-------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* CHANGING INVESTOR SENTIMENT SPARKS COMEBACK

High-yield bond investors have experienced highs and lows over the past several months. Last August, high-yield corporate bonds were paying four percentage points above the yield of 10-year Treasury notes. By historical standards, this was a modest margin that reflected the strong performance of the high-yield sector over several years. But at such narrow yield spreads, high-yield bonds were not compensating investors enough to offset the additional risk of investing in lower-grade securities.

Things changed in September. As we discussed in your fund's previous annual report, dated November 30, 1998, the performance of high-yield bonds suffered when a global margin call caused many investors to walk away from riskier high-yield securities. In the wake of the Asian crisis, the midyear drop in U.S. stocks, and the Russian debt default, investors lost confidence in the sector. The resulting selloff drove high-yield bond prices down, which meant a substantial increase in yields.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications        17.9%

Broadcasting               6.7%

Cable
television                 5.5%

Gaming                     4.2%

Oil and gas                3.8%

Footnote reads:
*Based on net assets as of 5/31/99. Holdings will vary over time.


". . .high-yield corporates are worth considering for both tax-deferred and tax-exempt IRAs and for diversifying some taxed portfolios invested for income."

-- S&P Personal Wealth, June 1999


As your fund began its current fiscal year, however, investors began taking profits on higher-quality investments and accepting risk back in their portfolios. With improvement in the emerging markets, high-yield spreads against Treasuries narrowed and net cash flows into the high-yield asset class once again became positive. Investors were drawn to the sector's attractive yields, as the investment climate grew increasingly amenable to risk.

Then, as your fund reached the midpoint of its fiscal year, the Federal Reserve Board shifted its bias toward a tightening of interest rates -- an announcement that reverberated in securities markets around the world. The Fed's announcement prompted a selloff in the credit sectors during the last two weeks of your fund's fiscal year.

* TELECOMMUNICATIONS CONTINUED TO CONTRIBUTE TO PERFORMANCE

During the fiscal year, your fund's emphasis on the telecommunications sector -- and the favorable climate for mergers and acquisitions that has characterized this sector for some time -- contributed to relative returns. Rhythms NetConnections and Covad Communications are two examples of telecommunications holdings that served your fund well during the period. Both companies recently completed successful initial public offerings. While these holdings and others discussed in this report were viewed favorably at the end of the period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Midland Funding II Corp, Series A, 11.75%, 2005
Electric utilities

Covad Communications Group, 144A
Telecommunications

California Federal Bancorp Inc. Series A, $2.281 preferred
Banks

GST Telecommunications, Inc. stepped-coupon zero %
(13.875%), 2005
Telecommunications

Allbritton Communications Co. Series B, 9.75%, 2007
Broadcasting

Chancellor Media Corp.
144A, 8%, 2008
Broadcasting

Lyondell Petrochemical Co.
144A, 9.875%, 2007
Chemicals

MCII Holdings stepped-coupon
zero % (15%), 2002
Buses

Celcaribe S.A.
stepped-coupon, zero % (13.5%), 2004
Cellular communications

Trump Castle Funding
144A, 10.25%, 2003
Gaming

Footnote reads:
These holdings represent 7.9% of the fund's net assets as of 5/31/99. Portfolio holdings will vary over time.


Rhythms NetConnections provides high-speed data communications services on an end-to-end basis to business customers and end users utilizing Digital Subscriber Line (DSL) technology. During the period, Rhythms announced plans to expand its nationwide backbone that supports both ATM transport and IP networking. By the end of summer 1999, Rhythms also will offer a family of products and services under the Rhythms U.S. LAN brand name that will allow enterprise and service provider customers to exploit the benefits of the high-speed connectivity and simultaneous multimedia transport that Rhythms offers. These advantages include increased productivity, significant reduction in cost of services and network management, and extended network reach. Rhythms NetConnections has recently been recognized by Fortune magazine as one of its Cool Companies of 1999.

Covad Communications is a competitive local exchange carrier (CLEC) that provides high-speed digital communications services using digital subscriber line technology to Internet service providers and customers. In January 1999, Covad launched a nationwide remote access program, integrating for the first time the company's digital subscriber line service with the networks of investors AT&T and Qwest Communications International. With the program, Covad is targeting its new TeleSpeed Remote service to small to midsize businesses that want to connect remote offices in other cities. The new offering will be faster than long distance dial-up service.


"With improvement in the emerging markets, high-yield spreads against Treasuries narrowed and net cash flows into the high-yield asset class once again became positive. Investors were drawn to the sector's attractive yields, as the investment climate grew increasingly amenable to risk."

-- Robert M. Paine, manager, Putnam High Yield Advantage Fund


Another positive for your fund was Microsoft's $500 million investment in NTL Inc., one of the portfolio's holdings. The deal spurred a substantial rise in the value of that cable issuer's securities during the period.

On the negative side, your fund's health-care and energy exposures detracted from returns. Health-care issuers believed the effects of revised Medicare reimbursement formulas squeezed cash flows, while the energy sector was hurt by low oil prices and a warm winter.

* CONTINUED FOCUS ON INDIVIDUAL SECURITY SELECTION

As this report is being written, we believe that the high-yield market is fairly priced versus other market sectors and that yield spreads between high-yield bonds and Treasury securities still offer attractive opportunities. We are also monitoring the overall high-yield default rate, which has been quite low in recent years but is now rising. We anticipate some spread tightening over the next few months but believe that returns in 1999's second half will come primarily from individual security selection rather than from overall market movement.

We continue to emphasize telecommunications and media based on a favorable earnings outlook. We are also placing less emphasis on industries, such as steel, that depend on global price increases. The recent rise in the price of oil has prompted concerns about a resurgence in global inflation; we think these fears are likely to prove unfounded, at least in the near term.

We plan to continue to emphasize diversification, companies with little exposure to Asia and low commodity price risk, and securities with attractive yields relative to their risk levels.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/99, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect an issuer's ability to pay principal and interest.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Yield Advantage Fund is designed for investors seeking high current income, with capital growth as a secondary objective.


TOTAL RETURN FOR PERIODS ENDED 5/31/99

                    Class A            Class B             Class M
(inception dates)  (3/25/86)          (5/16/94)           (12/1/94)
                 NAV       POP      NAV       CDSC      NAV       POP
------------------------------------------------------------------------------
6 months         3.82%    -1.16%    3.32%    -1.59%     3.70%     0.33%
------------------------------------------------------------------------------
1 year          -8.52    -12.89    -9.24    -13.35     -8.77    -11.70
------------------------------------------------------------------------------
5 years         37.11     30.65    32.13     30.48     35.46     31.10
Annual average   6.52      5.49     5.73      5.46      6.26      5.56
------------------------------------------------------------------------------
10 years       137.86    126.53   118.29    118.29    131.44   123.84
Annual average   9.05      8.52     8.12      8.12      8.75     8.39
------------------------------------------------------------------------------
Life of fund   214.38    199.40   179.31    179.31    201.11    191.25
Annual average   9.08      8.68     8.10      8.10      8.72      8.45
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/99

                  Lehman Bros.       First Boston
                Corporate Bond      High Yield Bond    Consumer
                    Index                Index        price index
------------------------------------------------------------------------------
6 months            -1.46%                2.53%          1.34%
------------------------------------------------------------------------------
1 year               3.19                -0.70           2.09
------------------------------------------------------------------------------
5 years             49.87                54.97          12.68
Annual average       8.43                 9.16           2.42
------------------------------------------------------------------------------
10 years           137.34               174.38          34.25
Annual average       9.03                10.62           2.99
------------------------------------------------------------------------------
Life of fund       203.86               266.81          52.76
Annual average       8.81                10.37           3.27
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.



PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/99

                               Class A          Class B      Class M
-----------------------------------------------------------------------------
Distributions (number)            6                6            6
-----------------------------------------------------------------------------
Income                         $0.4480          $0.4170      $0.4380
-----------------------------------------------------------------------------
Capital gains                     --               --           --
-----------------------------------------------------------------------------
  Total                        $0.4480          $0.4170      $0.4380
-----------------------------------------------------------------------------
Share value:                 NAV     POP          NAV      NAV      POP
-----------------------------------------------------------------------------
11/30/98                    $8.35    $8.77       $8.32    $8.34     $8.62
-----------------------------------------------------------------------------
5/31/99                      8.21     8.62        8.17     8.20      8.48
-----------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------
Current dividend rate1      10.74%   10.19%       9.99%   10.54%    10.19%
-----------------------------------------------------------------------------
Current 30-day SEC yield2   10.27     9.77        9.49    10.01      9.68
-----------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 6/30/99 (most recent calendar quarter)

                        Class A            Class B             Class M
(inception dates)      (3/25/86)          (5/16/94)           (12/1/94)
                     NAV       POP      NAV       CDSC      NAV       POP
----------------------------------------------------------------------------
6 months             5.16%     0.14%    4.80%    -0.18%     5.05%     1.69%
----------------------------------------------------------------------------
1 year              -8.35    -12.67    -9.08    -13.19     -8.59    -11.54
----------------------------------------------------------------------------
5 years             37.58     31.03    32.49     30.83     35.90     31.47
Annual average       6.59      5.55     5.79      5.52      6.33      5.62
----------------------------------------------------------------------------
10 years           134.85    123.71   115.60    115.60    128.69    121.21
Annual average       8.91      8.38     7.99      7.99      8.62      8.26
----------------------------------------------------------------------------
Life of fund       214.91    199.91   179.59    179.59    201.57    191.69
Annual average       9.04      8.64     8.06      8.06      8.68      8.41
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance summary for the method of calculation.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


Comparative benchmarks

Lehman Brothers Municipal Bond Index* is an unmanaged list of publicly issued fixed-income non-convertible securities frequently used as a general measure of the performance of the corporate bond market.

First Boston High Yield Bond Index* is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.




The fund's portfolio
May 31, 1999 (Unaudited)

CORPORATE BONDS AND NOTES (83.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.8%)
--------------------------------------------------------------------------------------------------------------------------
     $    9,560,000  Aoa Holdings LLC 144A sr. notes 10 3/8s, 2006                                          $    9,560,000
          6,890,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                         6,993,350
          8,325,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                     8,741,250
                                                                                                            --------------
                                                                                                                25,294,600

Aerospace and Defense (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          8,830,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                               8,432,650
          3,800,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                            3,629,000
          2,650,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                              2,742,750
          1,150,000  Sequa Corp. med. term notes Ser. A, 10.15s, 2001                                            1,191,458
                                                                                                            --------------
                                                                                                                15,995,858

Agriculture (0.4%)
--------------------------------------------------------------------------------------------------------------------------
         12,882,839  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                                11,916,626

Airlines (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          7,340,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                               6,862,900
          6,675,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                    2,670,000
         12,470,000  Canadian Airlines Corp. secd. notes 10s, 2005 (Canada)                                      9,258,975
          4,100,000  Continental Airlines, Inc. sr. notes 9 1/2s, 2001                                           4,212,750
         12,500,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                         10,562,500
          8,120,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                          4,222,400
                                                                                                            --------------
                                                                                                                37,789,525

Apparel (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          6,360,000  Fruit of the Loom 144A company guaranty 8 7/8s, 2006                                        6,105,600
          2,825,000  GFSI, Inc. sr. disc. notes Ser. B, stepped-coupon zero %
                       (11 3/8s, 9/15/04), 2009 (STP)                                                            1,977,500
         15,000,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                              15,150,000
          3,645,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                3,790,800
                                                                                                            --------------
                                                                                                                27,023,900

Automotive Parts (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          8,677,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                       9,024,080
          1,500,000  Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                               1,560,000
          5,620,000  Dura Operating Corp. 144A sr. sub. notes 9s, 2009                                           5,535,700
         11,310,000  Federal Mogul Corp. 144A notes 7 1/2s, 2009                                                10,560,260
          6,910,000  Lear Corp. sub. notes 9 1/2s, 2006                                                          7,549,175
          8,525,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                      8,716,813
            720,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       723,600
          8,565,000  Safety Components International, Inc. sr. sub. notes
                       Ser. B, 10 1/8s, 2007                                                                     7,665,675
          1,020,000  San Luis Corp. sr. notes 8 7/8s, 2008 (Mexico)                                                836,400
                                                                                                            --------------
                                                                                                                52,171,703

Banks (2.9%)
--------------------------------------------------------------------------------------------------------------------------
         21,850,000  Advanta Corp. company guaranty Ser. B, 8.99s, 2026                                         14,639,500
          9,150,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                              8,436,209
            850,000  Advanta Corp. med. term notes Ser. D, 6.98s, 2002                                             737,545
          3,000,000  Advanta Corp. med. term notes Ser. D, 6.65s, 2000                                           2,911,140
          1,700,000  Advanta Corp. med. term notes Ser. D, 6.584s, 2000                                          1,649,544
          1,215,000  Advanta Corp. med. term notes Ser. D, 6.54s, 2000                                           1,176,509
            300,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                                          304,500
          9,345,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                7,849,800
          2,100,000  First Federal Financial Corp. notes 11 3/4s, 2004                                           2,152,500
          9,960,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                     10,179,718
          2,915,000  North Fork Capital Trust I company guaranty 8.7s, 2026                                      2,922,200
          2,620,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                        2,043,600
          2,990,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                  2,990,000
          6,310,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                   6,057,600
          3,555,000  Peoples Heritage Capital Trust company guaranty Ser. B,
                       9.06s, 2027                                                                               3,423,892
          2,900,000  Provident Capital Trust company guaranty 8.6s, 2026                                         2,843,740
          6,470,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                 6,201,236
          7,865,000  Sovereign Capital Trust company guaranty 9s, 2027                                           7,688,195
          2,815,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                              2,792,339
                                                                                                            --------------
                                                                                                                86,999,767

Basic Industrial Products (0.4%)
--------------------------------------------------------------------------------------------------------------------------
         12,381,972  Grove Investors LLC 144A bond 14 1/2s, 2010 (PIK)                                           8,172,102
          7,160,000  Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                       (14s, 8/15/03), 2008 (STP)                                                                3,293,600
          4,280,000  Paragon Corp. Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                      2,482,400
                                                                                                            --------------
                                                                                                                13,948,102

Broadcasting (4.1%)
--------------------------------------------------------------------------------------------------------------------------
          5,430,000  Ackerly Group, Inc. sr. sub. notes Ser. B, 9s, 2009                                         5,484,300
         19,370,000  Allbritton Communications Co. sr. sub. deb. Ser. B, 9 3/4s, 2007                           19,757,400
            234,062  Australis Media, Ltd. sr. disc. notes stepped-coupon zero %,
                       (15 3/4s 5/15/00), 2003 (In default) (Australia) (NON) (STP) (PIK)                            2,341
          2,709,587  Australis Media, Ltd. sr. sec. disc. notes zero %, 2000
                       (In default) (Australia) (NON)                                                            2,110,226
          2,935,000  Benedek Communications Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                      2,414,038
         11,220,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                      9,480,900
          6,820,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                            7,050,175
          3,150,000  Central European Media Enterprises Ltd. sr. notes
                       9 3/8s, 2004 (Bermuda)                                                                    2,709,000
         19,500,000  Chancellor Media Corp. 144A sr. notes 8s, 2008                                             19,305,000
          6,120,000  Citadel Broadcasting, Inc. company guaranty 9 1/4s, 2008                                    6,456,600
          8,530,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                           8,103,500
          2,080,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                             2,204,800
          7,260,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                      7,151,100
         10,000,000  Grupo Televisa S.A. de C.V. sr. disc. notes stepped-coupon
                       zero % (13 1/4s, 5/15/01), 2008 (Mexico) (STP)                                            7,700,000
          9,080,000  PHI Holdings, Inc. sr. sub. notes zero %, 2001                                              7,215,876
         10,480,000  Radio One Inc. company guaranty Ser. B, stepped-coupon
                       zero % (12s, 5/15/00), 2004 (STP)                                                        10,899,200
          3,880,000  TV Azteca Holdings S.A. de C.V. sr. notes 11s, 2002 (Mexico)                                3,181,600
          1,950,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                     1,423,500
                                                                                                            --------------
                                                                                                               122,649,556

Building and Construction (1.9%)
--------------------------------------------------------------------------------------------------------------------------
          6,970,000  Albecca Inc. company guaranty 10 3/4s, 2008                                                 5,785,100
          4,700,000  American Architectural Products Corp. company guaranty
                       11 3/4s, 2007                                                                             3,854,000
          2,080,000  American Standard Companies, Inc. sr. notes 7 3/8s, 2008                                    1,976,000
          8,515,000  American Standard Companies, Inc. company guaranty
                       7 3/8s, 2005                                                                              8,185,044
          2,220,000  Atrium Companies Inc. 144A sr. sub. notes 10 1/2s, 2009                                     2,186,700
          6,310,000  Building Materials Corp. 144A sr. notes 8s, 2008                                            5,994,500
          1,960,000  Cia Latino Americana 144A company guaranty
                       11 5/8s, 2004 (Argentina)                                                                 1,097,600
          7,650,000  Doskcil Manufacturing Co 144A sr. sub. notes 10 1/8s, 2007                                  4,207,500
         11,380,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                10,981,700
         13,810,000  GS Superhighway Holdings sr. notes 10 1/4s, 2007 (China)                                    6,628,800
          1,620,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004 (China)                                       810,000
          4,130,000  NCI Building Systems 144A sr. sub. notes 9 1/4s, 2009                                       4,078,375
          1,820,000  Toll Corp. company guaranty 8 1/8s, 2009                                                    1,783,600
                                                                                                            --------------
                                                                                                                57,568,919

Buses (0.6%)
--------------------------------------------------------------------------------------------------------------------------
         19,580,000  MCII Holdings sec. notes, stepped-coupon zero %
                       (15s,11/18/99), 2002 (STP)                                                               19,139,450

Business Equipment and Services (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          4,540,000  Cex Holdings, Inc. company guaranty Ser. B, 9 5/8s, 2008                                    4,267,600
          1,870,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                1,813,900
          2,993,311  Outsourcing Solutions, Inc. 144A 8.621s, 2004                                               2,925,962
          8,689,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                             9,644,790
         10,160,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                      6,299,200
          4,245,802  U.S. Office Products Co. bank term loan 7.53s, 2006                                         3,587,703
          8,158,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                                  8,994,195
                                                                                                            --------------
                                                                                                                37,533,350

Cable Television (5.5%)
--------------------------------------------------------------------------------------------------------------------------
         28,440,000  21st Century Telecom Group, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/4s, 2/15/03), 2008 (STP)                                     13,082,400
          7,500,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                            6,412,500
         13,150,000  Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                               14,136,250
          8,580,000  Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                        8,129,550
          3,442,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                         3,493,630
          5,000,000  Charter Communications Bank term Loan B 7 1/2s, 2008                                        5,006,250
         17,320,000  Charter Communications Holdings LLC 144A sr. disc. notes
                       stepped-coupon zero % (9.92s, 4/1/04), 2011 (STP)                                        10,695,100
         12,290,000  Charter Communications Holdings LLC 144A sr. notes
                       8 5/8s, 2009                                                                             12,013,475
          5,750,000  CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                              6,670,000
          2,010,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                               2,236,125
          6,000,000  CSC Holdings, Inc. sr. sub. notes 9 1/4s, 2005                                              6,390,000
          2,170,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                        2,146,607
          5,445,000  CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                                   5,564,300
          2,300,000  CSC Holdings, Inc. deb. 7 5/8s, 2018                                                        2,219,201
          5,925,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                    5,288,063
          2,075,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                    1,610,719
         28,512,000  Diva Systems Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 5/8s, 3/1/03), 2008 (STP)                                              9,408,960
          2,070,000  Globo Communicacoes company guaranty
                       10 1/2s, 2006 (Brazil)                                                                    1,469,700
          1,170,000  Globo Communicacoes 144A company guaranty
                       10 1/2s, 2006 (Brazil)                                                                      830,700
          7,419,000  Lenfest Communications, Inc. sr. notes 8 3/8s, 2005                                         7,901,235
          6,140,000  NTL Inc. 144A sr. notes 11 1/2s, 2008 (United Kingdom)                                      6,815,400
          4,975,000  NTL Inc. sr. notes Ser. B, stepped-coupon zero %
                       (9 3/4s, 4/1/03), 2008 (United Kingdom) (STP)                                             3,333,250
          3,050,000  RBS Participacoes S.A. 144A company guaranty
                       11s, 2007 (Brazil)                                                                        1,982,500
          1,965,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                           1,296,900
            940,000  Rogers Cablesystems Ltd. notes 11s, 2015 (Canada)                                           1,085,700
            410,000  Rogers Cablesystems Ltd. company guaranty 10s, 2007
                       (Canada)                                                                                    451,000
          6,380,000  Rogers Cablesystems Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                               7,097,750
            995,000  Rogers Cablesystems Ltd. notes 9 5/8s, 2002 (Canada)                                        1,044,750
          8,820,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s, 2005
                       (Argentina) (In default) (NON)                                                            3,969,000
          1,250,000  TeleWest Communications PLC 144A notes 11 1/4s, 2008                                        1,415,625
          6,980,000  TeleWest Communications PLC 144A sr. disc. notes
                       stepped-coupon zero % (9 1/4, 4/15/04), 2009 (STP)                                        4,571,900
          9,920,000  United International Holdings sr. disc. notes stepped-coupon
                       Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                             6,522,400
                                                                                                            --------------
                                                                                                               164,290,940

Cellular Communications (3.2%)
--------------------------------------------------------------------------------------------------------------------------
         21,400,000  Celcaribe S.A. sr. notes stepped-coupon zero %
                       (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                                18,618,000
         28,054,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                        10,099,440
          7,815,000  Cencall Communications Corp. sr. disc. notes 10 1/8s, 2004                                  8,049,450
          3,890,000  Dobson Communications Corp. sr. notes 11 3/4s, 2007                                         4,201,200
          7,560,000  McCaw International Ltd sr. disc. notes stepped-coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                         4,611,600
         23,175,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                       18,076,500
         23,140,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/8s, 4/15/03), 2008 (STP)                                                    11,801,400
         12,620,000  NEXTEL Communications, Inc. 144A sr. notes 12s, 2008                                       14,165,950
            545,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10.65s, 9/15/02), 2007 (STP)                                                        381,500
            890,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9.95s, 2/15/03), 2008 (STP)                                                         591,850
          7,210,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9 3/4s, 10/31/02), 2007 (STP)                                                     4,902,800
            255,000  Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                               261,375
                                                                                                            --------------
                                                                                                                95,761,065

Chemicals (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          5,745,000  Geo Specialty Chemicals, Inc. 144A sr. sub. notes 10 1/8s, 2008                             5,543,925
          1,420,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                             1,370,300
          4,850,000  Huntsman Corp. 144A sr. sub. notes FRN 9.03s, 2007                                          4,292,250
          6,350,000  Lyondell Petrochemical Co. 144A sr. sub. notes 10 7/8s, 2009                                6,445,250
         19,245,000  Lyondell Petrochemical Co. 144A sec. notes 9 7/8s, 2007                                    19,293,113
          5,800,000  PCI Chemicals & Pharmaceuticals company guaranty
                       9 1/4s, 2007 (India)                                                                      4,930,000
          4,465,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                    3,795,250
          3,927,711  Pioneer Americas Acquisition bank term loan 8.715s, 2006                                    3,377,832
            466,439  Pioneer Americas Acquisition bank term loan 8.47s, 2006                                       401,138
         11,180,714  Polytama International notes 11 1/4s, 2007 (Indonesia)                                      2,124,336
          5,100,000  Royster-Clark Inc. 144A 1st mtge 10 1/4s, 2009                                              5,151,000
          4,740,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                     2,168,550
          7,730,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                               4,251,500
                                                                                                            --------------
                                                                                                                63,144,444

Computer Services and Software (1.8%)
--------------------------------------------------------------------------------------------------------------------------
          3,205,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                            3,381,275
          6,490,000  Interact Systems, Inc. 144A stepped-coupon zero %
                       (14s, 8/1/99), 2003 (STP)                                                                 1,168,200
         18,760,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                    13,694,800
          7,750,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                        8,137,500
            840,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      840,000
          4,470,000  Unisys Corp. sr. notes Ser. B, 12s, 2003                                                    4,883,475
         14,885,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                       16,633,988
          3,690,000  Verio Inc. 144A sr. notes 11 1/4s, 2008                                                     3,892,950
          2,300,000  Verio Inc. sr. notes 10 3/8s, 2005                                                          2,369,000
                                                                                                            --------------
                                                                                                                55,001,188

Conglomerates (0.2%)
--------------------------------------------------------------------------------------------------------------------------
         15,470,000  Cathay International Ltd. 144A sr. notes 13s, 2008 (China)
                       (In default) (NON)                                                                        6,652,100

Consumer Durable Goods (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,235,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-coupon
                       zero % (12s, 6/1/02), 2009 (STP)                                                            555,750
          1,887,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                1,377,510
          7,135,872  Sealy Mattress Co. 144A sr. notes 12s, 2008                                                 6,993,154
          7,860,000  Sealy Mattress Co. company guaranty Ser. B, stepped-coupon
                       zero % (10 7/8s, 12/15/02), 2007 (STP)                                                    5,128,650
                                                                                                            --------------
                                                                                                                14,055,064

Consumer Non Durable Goods (0.3%)
--------------------------------------------------------------------------------------------------------------------------
         11,665,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                8,748,750

Consumer Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
         15,402,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                             16,788,180
          3,060,000  Protection One, Inc. sr. disc. notes stepped-coupon
                       zero % (13 5/8s, 6/30/00), 2005 (STP)                                                     3,411,900
                                                                                                            --------------
                                                                                                                20,200,080

Cosmetics (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          4,220,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                              4,262,200
          3,790,000  Revlon Consumer Products sr. notes 9s, 2006                                                 3,903,700
          4,250,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                        4,101,250
                                                                                                            --------------
                                                                                                                12,267,150

Electric Utilities (2.6%)
--------------------------------------------------------------------------------------------------------------------------
          8,195,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                                    5,121,875
          2,780,000  Applied Power Inc. sr. sub. notes 8 3/4s, 2009                                              2,689,650
          2,000,000  Connecticut Light & Power Co. 1st mtge. Ser. D, 7 7/8s, 2024                                1,997,980
          9,600,000  Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                        11,553,408
         35,705,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                        39,811,075
          5,913,255  Northeast Utilities System notes Ser. A, 8.58s, 2006                                        5,893,150
          2,742,667  Northeast Utilities System notes Ser. B, 8.38s, 2005                                        2,735,344
         14,420,000  Panda Global Energy Co. company guaranty
                       12 1/2s, 2004 (China)                                                                     7,210,000
                                                                                                            --------------
                                                                                                                77,012,482

Electronics and Electrical Equipment (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          5,780,000  Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                          5,808,900
         10,370,000  Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                                 10,810,725
          1,530,000  Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                 1,338,750
          7,495,000  Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                             6,558,125
                                                                                                            --------------
                                                                                                                24,516,500

Energy-Related (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          5,763,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                        5,633,333
          1,795,000  Calpine Corp. sr. notes 7 3/4s, 2009                                                        1,742,945
          6,110,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                     3,253,575
          9,790,000  York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                    9,887,900
                                                                                                            --------------
                                                                                                                20,517,753

Entertainment (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          3,175,000  Premier Parks, Inc.144A sr. disc. notes stepped-coupon
                       zero %, (10s, 4/1/03), 2008 (STP)                                                         2,206,625
          5,220,000  SFX Entertainment Inc. company guaranty 9 1/8s, 2008                                        5,167,800
          7,690,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                              7,786,125
                                                                                                            --------------
                                                                                                                15,160,550

Environmental Control (0.5%)
--------------------------------------------------------------------------------------------------------------------------
         16,750,000  Allied Waste Industries, Inc. company guaranty
                       Ser. B, 7 7/8s, 2009                                                                     15,745,000

Financial Services (2.9%)
--------------------------------------------------------------------------------------------------------------------------
         10,645,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                8,116,813
          2,960,000  AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                        2,456,800
          4,600,000  Capital One Financial Corp. notes 7 1/8s, 2008                                              4,363,698
          5,525,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                        5,192,318
          9,630,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                 8,474,400
          3,530,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                 3,106,400
          3,450,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                 3,001,500
          3,090,000  CSBI Capital Trust I 144A company guaranty 11 3/4s, 2027                                    3,306,300
          7,278,000  Green Tree Acceptance Corp. sr. sub. notes 10 1/4s, 2002                                    7,672,540
          4,565,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                             3,652,000
          2,640,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                     2,138,400
          5,500,000  Local Financial Corp. 144A sr. notes 11s, 2004                                              5,692,500
          8,900,000  RBF Finance 144A company guaranty 11 3/8s, 2009                                             8,989,000
          1,090,000  RBF Finance 144A company guaranty 11s, 2006                                                 1,095,450
         10,250,000  Resource America Inc. 144A sr. notes 12s, 2004                                              9,378,750
          2,000,000  SRI Receivables Purchase 144A notes 12 1/2s, 2000                                           1,860,000
          6,670,000  Superior Financial 144A sr. notes 8.65s, 2003                                               6,258,128
          2,000,000  Vicap SA. company guaranty 11 3/8s, 2007 (Mexico)                                           1,860,000
                                                                                                            --------------
                                                                                                                86,614,997

Food and Beverages (1.7%)
--------------------------------------------------------------------------------------------------------------------------
         10,405,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                                          8,948,300
          4,060,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                      4,252,850
         11,940,000  Doane Products Co. sr. sub. notes 9 3/4s, 2007                                             12,238,500
          3,445,000  North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                               3,496,675
          7,290,000  RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                        4,155,300
         10,250,000  RAB Holdings, Inc. sr. notes 13s, 2008                                                      4,100,000
          7,500,000  Signature Brands Ltd. sr. sub. notes 13s, 2002 (Canada)                                     8,250,000
          5,950,000  Triarc Consumer Products, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                             5,890,500
                                                                                                            --------------
                                                                                                                51,332,125

Gaming (4.1%)
--------------------------------------------------------------------------------------------------------------------------
         12,989,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                           14,742,515
             25,000  Autotote Corp. company guaranty Ser. B, 10 7/8s, 2004                                          26,250
          6,800,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                               6,783,000
          1,520,000  Circus Circus Enterprises, Inc. deb. 7s, 2036                                               1,404,191
          3,340,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                       3,062,880
          6,442,678  Colorado Gaming & Entertainment Co. sr. notes 12s, 2003 (PIK)                               6,378,251
         16,855,000  Fitzgeralds Gaming Corp. company guaranty
                       Ser. B, 12 1/4s, 2004                                                                     7,079,100
          2,060,000  Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                                   2,015,525
          9,440,000  Hollywood Casino Corp. 144A sec. notes 11 1/4s, 2007                                        9,416,400
          3,900,000  Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                                  3,973,125
          7,720,000  Horseshoe Gaming Holdings 144A sr. sub. notes 8 5/8s, 2009                                  7,488,400
          8,175,000  Isle of Capri Black Hawk LLC 144A 1st mortgage
                       Ser. B, 13s, 2004                                                                         9,074,250
          2,690,000  Mohegan Tribal Gaming, Auth. 144A sr. sub. notes 8 3/4s, 2009                               2,690,000
          3,880,000  Mohegan Tribal Gaming, Auth. 144A sr. notes 8 1/8s, 2006                                    3,821,800
          4,940,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                        4,742,400
         11,370,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (In default) (NON)                                5,102,288
          3,350,000  Riviera Black Hawk 144A 1st mtge. 13s, 2005                                                 3,350,000
          5,000,000  Trump A.C. company guaranty Ser. B, 11 1/4s, 2006                                           4,350,000
         17,975,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                         18,199,688
          2,500,000  Trump Castle Hotel 144A sr. sub. notes 10 1/4s, 2003                                        2,531,250
          6,050,000  Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005                                      6,171,000
                                                                                                            --------------
                                                                                                               122,402,313

Health Care (3.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,040,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                              1,904,136
            380,000  Columbia/HCA Healthcare Corp. med. term notes
                       7.69s, 2025                                                                                 319,242
          3,000,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                            2,677,800
          6,268,900  Columbia/HCA Healthcare Corp. notes 6.91s, 2005                                             5,741,497
          2,760,000  Columbia/HCA Healthcare Corp. med. term notes 6.63s, 2045                                   2,583,664
         13,630,000  Extendicare Health Services, Inc. company guaranty 9.35s, 2007                             10,495,100
          1,930,000  HEALTHSOUTH Corp. sr. notes 7s, 2008                                                        1,775,870
          8,285,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                        5,426,675
         10,615,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                        6,899,750
          4,440,000  Lifepoint Hospital Holdings 144A sr. sub. notes 10 3/4s, 2009                               4,517,700
            980,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       stepped-coupon zero % (10 1/2s, 11/1/02), 2007 (STP)                                        215,600
         15,360,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                              5,376,000
          2,335,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                    2,037,288
         16,985,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                               13,120,913
          6,570,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                              5,256,000
          9,965,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                              1,893,350
          1,775,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008                                   337,250
         16,503,000  Tenet Healthcare Corp. 144A sr. sub. notes 8 1/8s, 2008                                    15,925,395
          3,263,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                   3,197,740
          2,650,000  Tenet Healthcare Corp.144A sr. notes 7 5/8s, 2008                                           2,517,500
          4,550,000  Triad Hospitals Holdings 144A sr. sub. notes 11s, 2009                                      4,641,000
                                                                                                            --------------
                                                                                                                96,859,470

Lodging (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          6,300,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                         5,796,000
          8,665,000  HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                          8,296,738
          7,300,000  Host Marriott L.P. 144A sr. notes 8 3/8s, 2006                                              7,081,000
         12,175,000  ITT Corp. notes 6 3/4s, 2005                                                               11,199,296
          2,000,000  Starwood Hotels Resorts bank term loan 7.861s, 2003                                         2,002,500
                                                                                                            --------------
                                                                                                                34,375,534

Medical Supplies and Devices (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          8,435,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                  8,561,525
          3,825,000  Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                                3,538,125
          9,915,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                          9,964,575
          7,800,000  Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                            3,120,000
          5,300,000  Mediq, Inc. company guaranty 11s, 2008                                                      4,558,000
                                                                                                            --------------
                                                                                                                29,742,225

Metals and Mining (0.6%)
--------------------------------------------------------------------------------------------------------------------------
         13,680,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007
                       (In default) (NON)                                                                        6,976,800
          7,160,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                      5,728,000
          5,860,000  WHX Corp. sr. notes 10 1/2s, 2005                                                           5,772,100
                                                                                                            --------------
                                                                                                                18,476,900

Motion Picture Distribution (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          8,000,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                         7,680,000
          5,750,000  Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s, 2008 (Mexico)                             5,778,750
            310,000  Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                       299,150
         10,070,000  United Artists Theatre 144A sr. sub. notes 9 3/4s, 2008                                     7,955,300
                                                                                                            --------------
                                                                                                                21,713,200

Oil and Gas (3.5%)
--------------------------------------------------------------------------------------------------------------------------
          4,110,000  Abraxas Petroleum Corp. 144A company guaranty Ser. D,
                       11 1/2s, 2004                                                                             2,424,900
          2,240,000  Belco Oil & Gas Corp. company guaranty Ser. B, 10 1/2s, 2006                                2,335,200
          3,510,000  Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                                   3,448,575
          8,675,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                                6,332,750
          1,025,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                   745,688
         11,530,000  CMS Energy Corp. sr. notes 6 3/4s, 2004                                                    11,161,271
          2,465,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                            2,612,900
          1,330,000  Gothic Energy Corp. sr. disc. notes, Ser. B, stepped-coupon
                       zero % (14 1/8s, 5/1/03), 2006 (STP)                                                        465,500
          6,000,000  Gothic Production Corp. company guaranty
                       Ser. B, 11 1/8s, 2005                                                                     5,160,000
          5,000,000  Gulf Canada Resources Ltd. sr. sub. notes 9 5/8s, 2005 (Canada)                             5,100,000
          4,590,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                 4,590,000
          2,610,000  Leviathan Gas Corp.144A sr. sub. notes 10 3/8s, 2009                                        2,636,100
          8,045,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                    8,085,225
         11,885,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                   11,766,150
          2,000,000  Petro Geo-Services ADR notes 7 1/2s, 2007 (Norway)                                          2,040,880
          6,040,000  R & B Falcon Corp. 144A sr. notes 12 1/4s, 2006                                             6,100,400
          1,830,000  Seagull Energy sr. sub notes 8 5/8s, 2005                                                   1,797,975
          4,735,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                        2,509,550
         35,294,000  Transamerican Energy sr. disc. notes Ser. B, stepped-coupon
                       zero % (13s, 6/15/99), 2002 (In default) (NON) (STP)                                      3,882,340
         35,935,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002
                       (In default) (NON)                                                                        3,952,850
         14,550,000  Transamerican Refining Corp. sr. sub. notes Ser. B, 16s, 2003
                       (In default) (NON)                                                                          727,500
          8,736,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001
                       (In default) (NON)                                                                          436,800
          2,550,000  Triton Energy Ltd. sr. notes 9 1/4s, 2005                                                   2,500,964
         10,620,000  Vintage Petroleum 144A sr. sub. notes 9 3/4s, 2009                                         10,885,500
          3,475,000  XCL Ltd. 144A company guaranty 13 1/2s, 2004                                                2,328,250
                                                                                                            --------------
                                                                                                               104,027,268

Packaging and Containers (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          7,790,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                            7,828,950
          1,320,000  Ball Corp. company guaranty 8 1/4s, 2008                                                    1,320,000
          3,000,000  Consumers International 144A sr. notes 10 1/4s, 2005                                        3,090,000
          6,555,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                      6,489,450
          2,160,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                           1,717,200
         10,945,000  Jefferson Smurfit bank term loan B 8.65s, 2006                                             10,958,681
          1,620,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                        1,545,399
          6,440,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                  6,147,366
         11,280,000  Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                 10,897,721
          6,250,000  Packaging Corp. 144A sr. sub. notes 9 5/8s, 2009                                            6,343,750
          5,870,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                                5,811,300
          6,000,000  Riverwood International Corp. company guaranty 10 5/8s, 2007                                6,255,000
          2,120,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                                2,162,400
                                                                                                            --------------
                                                                                                                70,567,217

Paper and Forest Products (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          9,677,013  Alabama River Newsprint bank term loan 7.562s, 2002                                         7,160,990
         11,720,000  APP Finance II Mauritius Ltd. bonds stepped-coupon zero %
                       (12s, 2/15/04), 2049 (Indonesia) (STP)                                                    7,149,200
            620,000  Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                         583,184
          8,300,000  Pacifica Papers, Inc. 144A sr. notes 10s, 2009 (Canada)                                     8,549,000
         11,910,000  Pindo Deli Finance Mauritius Ltd. company guaranty 10 3/4s,
                       2007 (Indonesia)                                                                          7,503,300
          4,620,000  Repap New Brunswick 144A sec. notes 11 1/2s, 2004 (Canada)                                  4,666,200
          3,810,000  Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)                              3,819,525
                                                                                                            --------------
                                                                                                                39,431,399

Pharmaceuticals (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,670,000  Biovail Corp. International sr. notes 10 7/8s, 2005                                         2,723,400
          9,550,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                       9,884,250
                                                                                                            --------------
                                                                                                                12,607,650

Photography (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,650,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                              1,616,500

Publishing (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          4,010,000  American Media Operation, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                             4,060,125
          3,830,000  Garden State Newspapers 144A sr. sub. notes 8 5/8s, 2011                                    3,715,100
          3,515,378  Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                   3,585,686
                                                                                                            --------------
                                                                                                                11,360,911

Railroads (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,935,000  TFM S.A. de C.V. company guaranty 10 1/4s, 2007 (Mexico)                                    1,702,800
         14,750,000  TFM S.A. de C.V. company guaranty stepped-coupon zero %
                       (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                                   8,850,000
                                                                                                            --------------
                                                                                                                10,552,800

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,800,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                         4,764,000

Retail (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          4,555,000  Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                                 4,589,163
          1,700,000  K mart Corp. deb. 13 1/2s, 2009                                                             1,764,770
          2,250,000  K mart Corp. med. term notes 9s, 2020                                                       2,141,843
            400,000  K mart Corp. med. term notes 8.19s, 2003                                                      396,368
            300,000  K mart Corp. med. term notes 8s, 2001                                                         299,016
            300,000  K mart Corp. med. term notes 7.2s, 2000                                                       300,555
            775,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                    771,125
          9,045,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                  9,406,800
         13,960,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                 12,145,200
                                                                                                            --------------
                                                                                                                31,814,840

Satellite Services (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,465,392  Direct Sat 1 144A notes 8 1/4s, 2001                                                        2,465,392
         11,260,000  Echostar DBS Corp. 144A sr. notes 9 3/8s, 2009                                             11,457,050
          2,562,992  Echostar I 144A sr. notes 8 1/4s, 2001                                                      2,562,992
          7,640,000  Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                                   8,595,000
          5,950,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                                  6,545,000
          5,535,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s, 2004
                       (Mexico)                                                                                  4,428,000
                                                                                                            --------------
                                                                                                                36,053,434

Semiconductors (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,785,661  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                            1,812,446
          2,114,359  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                       2,146,074
         16,131,548  Fairchild Semiconductor Corp. 144A sr. sub. notes
                       11.74s, 2008 (PIK)                                                                       15,163,655
          6,880,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                  6,862,800
          6,603,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                           5,777,625
                                                                                                            --------------
                                                                                                                31,762,600

Specialty Consumer Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          9,910,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                    9,513,600

Steel (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          7,130,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                                       7,379,550
          2,730,000  Armco, Inc. sr. notes 8 7/8s, 2008                                                          2,798,250
          5,200,000  National Steel Corp. 144A 1st mtge. 9 7/8s, 2009                                            5,291,000
          3,925,000  National Steel Corp. 144A 1st mtge. Ser. B, 9 7/8s, 2009                                    3,993,688
            561,000  Oregon Steel Mills 1st mortgage 11s, 2003                                                     586,245
          8,915,000  UCAR Global Enterprises sr. sub. notes Ser. B, 12s, 2005                                    9,494,475
          7,110,000  WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                                 7,323,300
                                                                                                            --------------
                                                                                                                36,866,508

Supermarkets (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,425,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                   2,061,250

Telecommunications (12.5%)
--------------------------------------------------------------------------------------------------------------------------
         13,355,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                  7,679,125
          7,660,000  Bestel S.A.de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                   4,902,400
          5,650,000  Birch Telecommunications, Inc. sr. notes 14s, 2008                                          5,409,875
          6,240,000  CapRock Communications Corp. sr. notes Ser. B, 12s, 2008                                    6,302,400
          3,990,000  CapRock Communications Corp. 144A sr. notes 11 1/2s, 2009                                   3,890,250
          7,705,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                               1,001,650
          9,250,000  Covad Communications Group Inc. sr. notes 12 1/2s, 2009                                     8,856,875
         14,100,000  Covad Communications Group, Inc. sr. disc. notes Ser. B,
                       stepped-coupon zero % (13 1/2s, 03/15/03), 2008 (STP)                                     7,684,500
         34,185,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 1/2s, 03/01/03), 2008 (STP)                                                   13,503,075
          2,580,000  Econophone, Inc. company guaranty 13 1/2s, 2007                                             2,734,800
         18,640,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                9,972,400
          5,750,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                          6,181,250
         15,820,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % (13s, 4/15/03), 2008 (STP)                                          8,068,200
         20,300,000  Focal Communications Corp. sr. disc. notes Ser. B,
                       stepped-coupon zero % (12 1/8s, 02/15/03), 2008 (STP)                                    11,977,000
         11,385,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                               12,466,575
         25,188,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                    20,402,280
          1,520,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                         855,000
             45,000  Hyperion Telecommunications, Corp. sr. disc. notes Ser. B,
                       stepped-coupon zero % (13s, 4/15/01), 2003 (STP)                                             36,900
            635,000  Hyperion Telecommunications, Corp. sr. notes Ser. B,
                       12 1/4s, 2004                                                                               666,750
          2,960,000  Hyperion Telecommunications, Corp. 144A sr. sub. notes
                       12s, 2007                                                                                 3,019,200
         10,850,000  ICG Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10s, 02/15/03), 2008 (STP)                                                        6,618,500
          5,950,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                   5,355,000
         25,085,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                             15,176,425
          8,315,000  Intelcom Group (USA), Inc. company guaranty
                       stepped-coupon zero % (12 1/2s, 5/1/01), 2006 (STP)                                       6,818,300
          6,410,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                5,993,350
         16,490,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                             15,335,700
         19,750,000  International Cabletel, Inc. sr. notes Ser. B, stepped-coupon
                       zero % (11 1/2s, 2/01/01), 2006 (STP)                                                    17,281,250
         23,645,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                    12,531,850
          4,290,000  KMC Telecommunications 144A sr. notes 13 1/2s, 2009                                         4,268,550
         16,660,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (11 7/8s, 10/15/02), 2007 (STP)                                                    9,996,000
          3,650,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                               3,859,875
          4,600,000  L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                                  4,381,500
          7,060,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                    6,671,700
          2,025,000  MetroNet Communications Corp. sr. notes 12s, 2007 (Canada)                                  2,349,000
          4,500,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 11/1/02), 2007
                       (Canada) (STP)                                                                            3,577,500
         10,020,000  MetroNet Communications Corp. 144A sr. notes
                       10 5/8s, 2008 (Canada)                                                                   11,447,850
          9,595,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                               7,100,300
          9,390,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                        7,512,000
          1,880,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                       zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                            1,222,000
          3,320,000  Netia Holdings B.V. 144A company guaranty 10 1/4s, 2007
                       (Poland)                                                                                  3,054,400
         10,905,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                      11,232,150
          5,180,000  Orbital Imaging Corp. 144A sr. notes 11 5/8s, 2005                                          4,713,800
         14,790,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                       8,282,400
            615,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         482,357
          4,700,000  Qwest Communications International, Inc. sr. notes
                       Ser. B, 7 1/2s, 2008                                                                      4,708,366
             78,000  Qwest Communications International, Inc. 144A sr. notes
                       7 1/4s, 2008                                                                                 77,356
         13,030,000  Rhythms Netconnections, Inc. sr. disc. notes Ser. B,
                       stepped-coupon zero % (13 1/2s, 5/15/03), 2008 (STP)                                      6,905,900
          7,480,000  Rogers Cantel, Inc. sr. sub. notes 8.8s, 2007 (Canada)                                      7,592,200
          7,610,000  Startec Global Communications Corp. sr. notes 12s, 2008                                     6,772,900
          4,950,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                      3,366,000
          7,490,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                             7,864,500
          2,230,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                 2,324,775
          7,945,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                 8,282,663
          9,605,000  WinStar Communications, Inc. sr. sub. notes stepped-coupon
                       zero % (15s, 3/1/02), 2007 (STP)                                                         10,181,300
          5,860,000  WinStar Communications. Inc. sr. sub. notes 11s, 2008                                       4,951,700
          1,510,000  WinStar Communications, Inc. sr. sub. notes 10s, 2008                                       1,268,400
                                                                                                            --------------
                                                                                                               375,168,322

Telephone Services (3.8%)
--------------------------------------------------------------------------------------------------------------------------
         10,959,000  Allegiance Telecom, Inc. sr. disc. notes Ser. B, stepped-coupon
                       zero % (11 3/4s, 2/15/03), 2008 (STP)                                                     6,794,580
         18,915,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                  17,307,225
         20,820,000  Call-Net Enterprises Inc. sr. disc. notes stepped-coupon zero %
                       (10.8s, 5/15/04), 2009 (Canada) (STP)                                                    11,659,200
         16,040,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (9.27s, 8/15/02), 2007 (Canada) (STP)                                                     9,944,800
            950,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (8.94s, 8/15/03), 2008 (Canada) (STP)                                                       560,500
          4,515,000  Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                      4,018,350
          6,425,000  Facilicom International sr. notes Ser. B, 10 1/2s, 2008                                     5,011,500
            725,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               688,750
          3,070,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                      3,315,600
          1,420,000  Long Distance International, Inc. sr. notes 12 1/4s, 2008                                     979,800
          1,950,000  McLeodUSA, Inc. 144A sr. notes 8 1/8s, 2009                                                 1,833,000
          4,385,000  OnePoint Communications Corp. 144A sr. notes 14 1/2s, 2008                                  2,148,650
          7,320,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                              7,063,800
          8,787,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                     9,753,570
          4,340,000  RSL Communications, Ltd. 144A notes 10 1/2s, 2008                                           4,274,900
          3,150,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                      2,866,500
         10,175,000  Transtel S.A. 144A pass-through certificates 12 1/2s, 2007
                       (Colombia)                                                                                5,799,750
         25,870,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                           16,880,175
          1,940,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                        1,971,525
                                                                                                            --------------
                                                                                                               112,872,175

Textiles (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,230,000  Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                              1,214,625
          1,090,000  Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                              1,076,375
                                                                                                            --------------
                                                                                                                 2,291,000

Transportation (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          7,045,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                     7,555,763
          4,770,000  Johnstown America Industries, Inc. sr. sub. notes 11 3/4s, 2005                             5,115,825
          3,240,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                               3,215,700
          6,000,000  Pegasus Shipping 144A notes 11 7/8s, 2004                                                   4,215,000
                                                                                                            --------------
                                                                                                                20,102,288

Wireless Communications (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          4,710,000  American Mobile Satellite Corp. company guaranty
                       12 1/4s, 2008                                                                             3,273,450
            340,000  Clearnet Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (14 3/4s, 12/15/00), 2005 (STP)                                                      306,000
          7,390,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                   3,103,800
          1,650,000  Paging Network, Inc. 144A sr. sub. notes 10s, 2008                                          1,039,500
          7,260,000  Telecorp PCS Inc. 144A sr. disc. notes stepped-coupon
                       11 5/8s, (11 5/8s, 4/15/04), 2009 (STP)                                                   3,738,900
          4,390,000  Telesystem International Wireless Inc. sr. disc. notes Ser. C,
                       stepped-coupon zero % (10 1/2s, 11/1/02), 2007 (STP)                                      2,195,000
                                                                                                            --------------
                                                                                                                13,656,650
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $2,893,875,158)                                  $2,489,711,598

PREFERRED STOCKS (7.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Banks (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            882,025  California Federal Bancorp Inc. Ser. A, $2.281 pfd.                                    $   23,373,663
            187,205  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                               9,968,666
             50,000  Chevy Chase Savings Bank $3.25 pfd.                                                         1,487,500
              3,050  First Republic 144A Ser. A, $10.50 cum. pfd.                                                3,050,000
                                                                                                            --------------
                                                                                                                37,879,829

Broadcasting (1.8%)
--------------------------------------------------------------------------------------------------------------------------
             10,054  Benedek Communications $11.50 pfd. (PIK)                                                    7,791,850
             44,859  Capstar Broadcasting, Inc. 144A $12.00 pfd. (PIK)                                           5,427,939
             34,674  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                       4,160,880
            232,990  Diva Systems Corp. Ser. C, $6.00 pfd.                                                       1,397,940
            538,000  Diva Systems Corp. Ser. D, $6.00 pfd.                                                       3,228,000
              1,600  Granite Broadcasting 144A $12.75 pfd. (PIK)                                                 1,600,000
              1,764  Paxson Communications Corp. $13.25 cum. pfd. (PIK)                                         15,699,600
              3,008  Pegasus Communications Corp. Ser. A, $12.75 cum. pfd.                                       3,346,400
             10,275  Spanish Broadcasting Systems 14.25% cum. pfd. (PIK)                                        10,994,250
                                                                                                            --------------
                                                                                                                53,646,859

Building and Construction (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            150,300  Brand Scaffold Services, Inc. 144A $3.625 pfd.                                              4,659,300

Cable Television (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              3,047  21st Century Telecom Group 144A $13.75 cum. pfd. (PIK)                                      1,584,440
             39,935  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                          4,692,363
                                                                                                            --------------
                                                                                                                 6,276,803

Cellular Communications (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             15,017  Dobson Communications Corp. 144A 12.25% pfd. (PIK)                                         13,965,810
              2,545  NEXTEL Communications, Inc. Ser. E, $11.125 pfd. (PIK)                                      2,545,000
                                                                                                            --------------
                                                                                                                16,510,810

Computer Services and Software (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              5,651  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                          5,622,745

Electric Utilities (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            115,245  Public Service Co. of New Hampshire $2.651 1st mtge. pfd.                                   2,938,748

Food and Beverages (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            260,000  Doane Products Co. $14.25 pfd.                                                             11,700,000

Insurance and Finance (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            130,000  CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                               3,510,000

Medical Supplies and Devices (1.0%)
--------------------------------------------------------------------------------------------------------------------------
         15,370,000  Fresenius Medical Capital Trust I Ser. D, 9.00% company
                       guaranty, pfd. (Germany)                                                                 15,831,100
         13,340,000  Fresenius Medical Capital Trust II 7.875% company guaranty,
                       pfd. (Germany)                                                                           13,239,950
                                                                                                            --------------
                                                                                                                29,071,050

Oil and Gas (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              4,660  R& B Falcon Corp. 13.875% cv. pfd.                                                          4,799,800
            165,490  TCR Holding Corp. Ser. C, zero %, pfd.                                                          9,267
          1,176,163  TCR Holding Corp. Ser. D, zero %, pfd.                                                         62,337
            150,000  TCR Holding Corp. Ser. E, zero %, pfd.                                                          9,450
                                                                                                            --------------
                                                                                                                 4,880,854

Packaging and Containers (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             29,940  Packaging Corp. America 144A $12.375 pfd. (PIK)                                             3,143,700

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            126,322  AmeriKing, Inc. $3.25 pfd. (PIK)                                                            3,031,728

Telecommunications (1.8%)
--------------------------------------------------------------------------------------------------------------------------
              4,450  ICG Holdings, Inc. $14.25 pfd. (Canada)                                                     4,450,000
             10,333  ICG Holdings, Inc., 144A $14.00 pfd. (Canada) (PIK)                                         9,971,345
             14,775  Intermedia Communications, Inc. Ser. B, 13.50% pfd. (PIK)                                  15,513,750
              3,837  IXC Communications, Inc. 12.50% pfd. (PIK)                                                  3,721,890
            140,707  Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                    7,211,234
             14,400  WinStar Communications, Inc. 144A 14.25% cum. pfd. (PIK)                                   11,664,000
                                                                                                            --------------
                                                                                                                52,532,219
                                                                                                            --------------
                     Total Preferred Stocks (cost $245,643,886)                                             $  235,404,645

WARRANTS (2.2%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
              2,570  21st Century Telecom Group 144A                                            2/15/10     $       51,400
              5,300  American Mobile Satellite Corp.                                            4/1/08             132,500
              7,660  Bestel S.A. de C.V. (Mexico)                                               5/15/05             15,320
              4,500  Birch Telecommunications, Inc. 144A                                        6/15/08             22,500
             35,457  Cellnet Data Systems, Inc.                                                 10/1/07            850,968
            130,000  CGA Group Ltd. 144A                                                        4/15/01              1,300
             46,200  ClearNet Communications, Inc. 144A                                         9/15/05            358,050
             13,030  Club Regina, Inc. 144A                                                     12/1/04             13,030
              5,620  Colt Telecommunications Group PLC                                          12/31/06         2,669,500
            104,017  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00             10,402
             31,800  Covad Communications Group 144A                                            3/15/08         38,064,600
              5,390  Diva Systems Corp.                                                         5/15/06          1,304,380
             85,536  Diva Systems Corp.                                                         3/1/08           1,026,432
            202,675  DTI Holdings Inc.                                                          3/1/08               2,027
             10,370  E. Spire Communications, Inc.                                              11/1/05            155,550
              5,100  Econophone, Inc. 144A                                                      7/15/07            357,000
              6,300  Epic Resorts                                                               6/15/05                 63
              4,335  Esat Holdings, Inc. (Ireland)                                              2/1/07             307,785
             15,720  Firstworld Communication                                                   4/15/08            786,000
              6,250  Globalstar Telecommunications                                              2/15/04            312,500
             13,285  Hyperion Telecommunications Corp. 144A                                     4/15/01            730,675
            122,350  ICG Communications, Inc.                                                   10/15/05         2,447,000
              7,160  Insilco Holding Co.                                                        8/15/08                  7
              6,490  Interact Systems, Inc.                                                     8/1/03                  65
              5,000  Intermedia Communications                                                  6/1/00             465,000
              3,670  International Wireless Communications
                       Holdings 144A                                                            8/15/01                 37
              8,904  Isle of Capri Casinos                                                      5/3/01                  89
             30,260  KMC Telecom Holdings, Inc.                                                 4/15/08             98,345
             29,100  Knology Holdings, Inc. 144A                                                10/15/07            58,200
              1,420  Long Distance International, Inc. 144A                                     4/13/08              2,840
              8,310  McCaw International Ltd.                                                   4/15/07             35,318
              7,800  Mediq Inc. 144A                                                            6/1/09                  78
              3,025  MetroNet Communications Corp. 144A                                         8/15/07            163,350
              3,170  MGC Communications, Inc. 144A                                              10/1/04            412,100
              4,385  OnePoint Communications Corp.                                              6/1/08               4,385
              8,890  Orion Network Systems                                                      1/15/07            102,235
             33,580  Pagemart, Inc. 144A                                                        12/31/03           268,640
             14,790  Pathnet, Inc. 144A                                                         4/15/08            147,900
             12,800  Paxson Communications Corp. 144A                                           6/30/03                128
             89,120  Powertel, Inc.                                                             2/1/06             356,480
             30,905  President Riverboat Casinos, Inc.                                          9/30/99                927
             80,920  Rhythms Netconnections, Inc. 144A                                          5/15/08         11,773,860
              5,675  Spanish Broadcasting Systems 144A                                          6/30/99          1,163,375
              7,760  STARTEC Global Communications Corp.                                        5/15/08              7,760
              2,365  Sterling Chemicals Holdings                                                8/15/08             47,300
              4,950  Telehub Communications Corp.                                               7/31/05            198,000
             14,550  Transamerican Refining Corp.                                               6/30/03                 15
             23,545  UIH Australia/Pacific, Inc. 144A                                           5/15/06             23,545
             79,200  USN Communications Inc.                                                    8/15/04                792
             10,175  Versatel Telecom B.V. 144A (Netherlands)                                   5/15/08            610,500
              4,870  WAM!NET, Inc.                                                              3/1/05             109,575
              3,000  Wireless One, Inc.                                                         10/19/00                30
            668,230  Wright Medical Technology, Inc. 144A                                       6/30/03                  7
                                                                                                            --------------
                     Total Warrants (cost $19,931,475)                                                      $   65,669,865

CONVERTIBLE BONDS AND NOTES (1.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    2,900,000  Argosy Gaming cv. sub. notes 12s, 2001                                                 $    2,965,250
         14,500,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                              8,700,000
          3,106,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-coupon
                       zero % (13 7/8s, 12/15/00), 2005 (STP)                                                    3,696,140
          5,750,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                              4,456,250
          5,000,000  Lam Research Corp. cv. sub. notes 5s, 2002                                                  4,162,500
          5,000,000  Lam Research Corp. 144A cv. sub. notes 5s, 2002                                             4,162,500
         12,000,000  Micron Technology, Inc cv. 6 1/2s, 2005                                                     9,240,000
          1,000,000  Protection One, Inc. cv. sr. sub. notes 6 3/4s, 2003                                          913,750
          4,550,000  Total Renal Care Holdings, Inc. 144A cv. 7s, 2009                                           3,753,750
          7,110,000  WinStar Communications. Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                         9,954,000
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $53,968,766)                                   $   52,004,140

COMMON STOCKS (1.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             46,992  Allegiance Telecom, Inc. (NON)                                                         $    1,738,704
              3,685  AmeriKing, Inc. (NON)                                                                         143,715
          1,036,363  Capstar Broadcasting Partners (NON)                                                         2,487,271
            124,360  CellNet Data Systems, Inc. (NON)                                                            1,103,695
            250,000  Chesapeake Energy Corp. (NON)                                                                 531,250
             75,000  French Fragrances Inc. (NON)                                                                  569,531
            119,400  GST Telecommunications, Inc. (Canada) (NON)                                                 1,462,650
             74,908  Hedstrom Holdings, Inc. 144A (NON)                                                             74,908
            210,000  Intermedia Communications, Inc. (NON)                                                       5,315,625
             41,666  Lady Luck Gaming Corp. (NON)                                                                  177,081
              2,655  Mothers Work, Inc. (NON)                                                                       28,873
              4,330  Paging Do Brazil Holdings Co., LLC 144A Class B, (Brazil) (NON)                                    43
              1,730  Premium Holdings (L.P.) 144A (NON)                                                              6,054
            707,186  PSF Holdings LLC Class A (NON) (AFF)                                                        8,486,232
             85,200  Specialty Foods Acquisition Corp. (NON)                                                         2,130
            150,986  Viatel, Inc. (NON)                                                                          6,794,356
                                                                                                            --------------
                     Total Common Stocks (cost $43,664,669)                                                 $   28,922,118

UNITS (0.9%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
             19,680  Australis Media, Ltd. units stepped-coupon zero %,
                       (15 3/4s, 5/15/00), 2003 (In default) (Australia) (NON) (STP)                        $      196,800
              7,530  Carrier1 144A units 13.50% cum. pfd.                                                        7,511,175
             10,000  Network Plus Corp. units 13 1/2s, 2009 (PIK)                                               10,300,000
              4,430  Tele1 Europe Bv 144A units 13s, 2009 (Netherlands)                                          4,474,300
              7,555  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                 5,061,850
             44,189  XCL Ltd. 144A units cum. pfd. 9 1/2s, 2006 (PIK)                                              927,969
                                                                                                            --------------
                     Total Units (cost $52,314,580)                                                         $   28,472,094

CONVERTIBLE PREFERRED STOCKS (0.8%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            134,210  Cendant Corp. $3.75 cv. pfd.                                                           $    4,194,063
             51,600  Chancellor Media Corp. $3.00 cum. cv. pfd.                                                  5,256,750
             25,000  Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                                   500,000
            162,295  Global Telesystems, Inc. 144A $3.625 cv. pfd.                                              10,123,151
             25,000  Kelly Oil & Gas Corp. $2.625 cv. pfd.                                                         125,000
                432  Paxson Communications Corp. 144A $9.75 cv. pfd. (PIK)                                       4,320,000
              8,740  XCL Ltd 144A Ser. A, $9.50 cum. cv. pfd.                                                      183,540
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $25,998,123)                                  $   24,702,504

COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    8,700,000  Criimi Mae Commercial Mortgage Trust Ser. 98-C1,
                       Class C, 7s, 2012                                                                    $    6,198,070
          2,791,679  Fannie Mae Strip Ser. 299, Class 2 Interest Only (IO), 6.5s, 2028                             830,525
          3,463,085  Freddie Mac Strip Ser. 201, IO 6s, 2029                                                     1,104,940
          2,800,000  GS Mortgage Securities Corp. II Ser. 99-FL2AC, Class G,
                       7.03s, 2013                                                                               2,577,750
          6,304,840  Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
                       IO 1.56s, 2028                                                                              459,317
         56,340,515  Mortgage Capital Funding, Inc. Ser. 98-MC1, Class X,
                       IO 0.72s, 2009                                                                            2,253,621
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations (cost $13,407,296)                           $   13,424,223

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%) (a) (cost $2,219,400)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    2,240,000  Brazil (Government of) bond 11 5/8s, 2004                                              $    2,032,800

BRADY BONDS (0.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
FRF      26,334,750  Ivory Coast -- PDI bonds FRB 1.9s, 2018                                                $    1,148,997
FRF      13,655,000  Ivory Coast -- 144A FLIRB collateralized FRB
                       2s, 2018                                                                                    498,242
                                                                                                            --------------
                     Total Brady Bonds (cost $3,028,529)                                                    $    1,647,239

SHORT-TERM INVESTMENTS (0.2%) (a) (cost $6,259,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    6,259,000  Interest in $277,448,000 joint repurchase agreement dated May 28, 1999 with Credit Suisse First Boston
                       due June 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $6,262,331 for an effective
                       yield of 4.79%                                                                       $    6,259,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,360,310,882) (b)                                            $2,948,250,226
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,998,756,664.

  (b) The aggregate identified cost on a tax basis is $3,362,018,620, resulting in gross unrealized appreciation and depreciation of $409,834,995 and $823,603,389, respectively, or net unrealized depreciation of $413,768,394.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Affiliated Companies (Note 5).

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at
      May 31, 1999, which are subject to change based on the terms of the security.


-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at May 31, 1999 (Unaudited)
                            Market    Aggregate Face    Delivery    Unrealized
                            Value         Value           Date     Appreciation
-------------------------------------------------------------------------------
Euro Dollar              $2,991,429    $3,150,584        June-99     $159,155
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,360,310,882) (Note 1)                                        $2,948,250,226
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            62,066,427
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                6,295,119
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        8,682,674
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                          159,155
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                         13,992
-----------------------------------------------------------------------------------------------
Total assets                                                                      3,025,467,593

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                        437,425
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      8,865,468
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           10,512,323
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          4,347,594
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              247,009
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            43,801
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              5,337
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,111,245
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  140,727
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    26,710,929
-----------------------------------------------------------------------------------------------
Net assets                                                                       $2,998,756,664

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,686,142,688
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (16,745,121)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                     (258,950,772)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and liabilities
in foreign currencies                                                              (411,690,131)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $2,998,756,664

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,107,465,806 divided by 134,878,681 shares)                                            $8.21
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.21)*                                    $8.62
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($943,665,864 divided by 115,472,569 shares)**                                            $8.17
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($937,071,868 divided by 114,249,968 shares)                                              $8.20
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.20)*                                    $8.48
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($10,553,126 divided by 1,285,335 shares)                                                 $8.21
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended May 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                           $156,196,040
-----------------------------------------------------------------------------------------------
Dividends                                                                            14,490,185
-----------------------------------------------------------------------------------------------
Total investment income                                                             170,686,225

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      8,766,036
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,732,895
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        39,400
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         15,529
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,464,192
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 4,943,813
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 2,323,836
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  75,073
-----------------------------------------------------------------------------------------------
Registration fees                                                                       248,369
-----------------------------------------------------------------------------------------------
Auditing                                                                                 63,077
-----------------------------------------------------------------------------------------------
Legal                                                                                    52,907
-----------------------------------------------------------------------------------------------
Postage                                                                                  85,188
-----------------------------------------------------------------------------------------------
Other                                                                                   171,134
-----------------------------------------------------------------------------------------------
Total expenses                                                                       19,981,449
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (151,834)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         19,829,615
-----------------------------------------------------------------------------------------------
Net investment income                                                               150,856,610
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (203,794,919)
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                             143,588
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the period                                                    475,877
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        163,959,082
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (39,216,372)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $111,640,238
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                         May 31     November 30
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $  150,856,610  $  420,671,355
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                              (203,651,331)      4,375,102
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                    164,434,959    (669,725,947)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                           111,640,238    (244,679,490)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (63,976,555)   (144,701,997)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (50,208,311)   (113,287,380)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                         (50,428,543)   (162,681,979)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (458,276)             --
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                  --        (886,697)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (694,197)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --        (996,874)
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                  (211,194,727)   (720,018,793)
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                       (264,626,174) (1,387,947,407)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               3,263,382,838   4,651,330,245
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income of $16,745,121 and $2,530,046,
respectively)                                                                    $2,998,756,664  $3,263,382,838
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                  Six months
                                    ended
Per-share                          May 31
operating performance            (Unaudited)                                  Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $8.35            $9.96            $9.65            $9.52            $9.07           $10.41
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .41(d)           .95(d)           .90              .89             1.00              .98
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.10)           (1.61)             .32              .14              .45            (1.30)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .31             (.66)            1.22             1.03             1.45             (.32)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.45)            (.94)            (.89)            (.90)           (1.00)           (1.02)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.01)            (.02)              --(c)            --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.45)            (.95)            (.91)            (.90)           (1.00)           (1.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.21            $8.35            $9.96            $9.65            $9.52            $9.07
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              3.82*           (7.39)           13.30            11.38            16.81            (3.43)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,107,466       $1,261,785       $1,436,699       $1,071,702         $870,810         $653,094
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .48*             .92              .97             1.09             1.12             1.03
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.98*            9.81             9.17             9.24            10.35            10.87
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             32.46*           89.53            67.62            74.47            89.96            69.61
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Distributions in excess of net investment income were less than $0.01 per share.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                  Six months
                                    ended                                                                          For the period
Per-share                          May 31                                                                           May 16, 1994+
operating performance            (Unaudited)                         Year ended November 30                          to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $8.32            $9.92            $9.61            $9.49            $9.05            $9.83
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .38(d)           .87(d)           .83              .82              .92              .48
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.11)           (1.59)             .32              .13              .45             (.77)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .27             (.72)            1.15              .95             1.37             (.29)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.42)            (.87)            (.82)            (.83)            (.93)            (.49)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.01)            (.02)              --(c)            --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.42)            (.88)            (.84)            (.83)            (.93)            (.49)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.17            $8.32            $9.92            $9.61            $9.49            $9.05
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              3.32*           (7.99)           12.52            10.52            15.94            (3.12)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $943,666       $1,052,251       $1,143,329         $623,097         $287,877          $37,017
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .86*            1.67             1.72             1.84             1.85             1.02*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.60*            9.06             8.41             8.50             9.61             7.47*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             32.46*           89.53            67.62            74.47            89.96            69.61
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Distributions in excess of net investment income were less than $0.01 per share.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                   Six months
                                                     ended                                                          For the year
Per-share                                           May 31                                                          Dec. 1, 1994+
operating performance                             (Unaudited)                 Year ended November 30                 to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $8.34            $9.95            $9.64            $9.51            $9.05
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .40(d)           .92(d)           .87              .87              .99
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.10)           (1.61)             .33              .14              .45
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .30             (.69)            1.20             1.01             1.44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.44)            (.91)            (.87)            (.88)            (.98)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.01)            (.02)              --(c)            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.44)            (.92)            (.89)            (.88)            (.98)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.20            $8.34            $9.95            $9.64            $9.51
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               3.70*           (7.64)           13.05            11.15            16.72
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $937,072         $949,346       $2,071,302         $464,506          $20,077
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .61*            1.17             1.22             1.36             1.35
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            4.84*            9.56             8.93             8.86            10.06
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              32.46*           89.53            67.62            74.47            89.96
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Distributions in excess of net investment income were less than $0.01 per share.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the period
                                                                                                                    Dec. 31, 1998+
Per-share                                                                                                             to May 31
operating performance                                                                                                (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.19
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     .39(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                                .01
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .40
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                        (.38)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      (.38)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $8.21
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                   4.97*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                        $10,553
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .30*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                4.43*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  32.46*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Distributions in excess of net investment income were less than $0.01 per share.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
May 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Advantage Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income primarily through a diversified portfolio of high-yielding, lower-rated corporate bonds. Capital growth is a secondary objective when consistent with the objective of high current income.

The fund offers class A, class B, class M and class Y shares. The fund began offering class Y shares on December 31, 1998. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 1999, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 1998, the fund had a capital loss carryover of approximately $53,592,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover                    Expiration
--------------                -----------------
   $ 2,548,000                November 30, 1999
    16,967,000                November 30, 2002
    34,077,000                November 30, 2003

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fees, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

As part of the subcustodian contract between the subcustodian bank and Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At May 31, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 1999, fund expenses were reduced by $151,834 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,090 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $73,142 and $2,164 from the sale of class A and class M shares, respectively and $1,379,336 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $19,071 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended May 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $980,930,693 and $1,178,619,330, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     15,088,947      $ 124,407,224
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                                        4,251,231         34,858,939
-----------------------------------------------------------------------------
                                                19,340,178        159,266,163

Shares
repurchased                                    (35,528,876)      (293,369,657)
-----------------------------------------------------------------------------
Net decrease                                   (16,188,698)     $(134,103,494)
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     50,620,751      $ 484,922,630
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                                        8,389,457         79,501,117
-----------------------------------------------------------------------------
                                                59,010,208        564,423,747

Shares
repurchased                                    (52,204,650)      (495,189,794)
-----------------------------------------------------------------------------
Net increase                                     6,805,558      $  69,233,953
-----------------------------------------------------------------------------

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,022,056       $ 49,279,217
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                                        2,943,979         24,034,992
-----------------------------------------------------------------------------
                                                 8,966,035         73,314,209

Shares
repurchased                                    (20,039,719)      (164,315,174)
-----------------------------------------------------------------------------
Net decrease                                   (11,073,684)      $(91,000,965)
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     39,651,789      $ 385,510,919
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                                        5,889,362         55,596,820
-----------------------------------------------------------------------------
                                                45,541,151        441,107,739

Shares
repurchased                                    (34,270,855)      (322,108,428)
-----------------------------------------------------------------------------
Net increase                                    11,270,296      $ 118,999,311
-----------------------------------------------------------------------------

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     17,192,434      $ 141,224,216
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                                          257,310          2,107,524
-----------------------------------------------------------------------------
                                                17,449,744        143,331,740

Shares
repurchased                                    (16,973,293)      (139,966,941)
-----------------------------------------------------------------------------
Net increase                                       476,451      $   3,364,799
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     41,793,143      $ 407,149,278
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                                          538,429          5,110,109
-----------------------------------------------------------------------------
                                                42,331,572        412,259,387

Shares
repurchased                                   (136,787,356)    (1,320,511,444)
-----------------------------------------------------------------------------
Net decrease                                   (94,455,784)     $(908,252,057)
-----------------------------------------------------------------------------

                                             For the period December 31, 1998
                                             (commencement of operations) to
                                                                May 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,440,757        $11,833,473
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
dividends                                           54,703            458,276
-----------------------------------------------------------------------------
                                                 1,495,460         12,291,749

Shares
repurchase                                        (210,125)        (1,746,816)
-----------------------------------------------------------------------------
Net increase                                     1,285,335        $10,544,933
-----------------------------------------------------------------------------


Note 5
Transactions with Affiliated Issuers

Transactions during the year with companies in which the fund owned at least 5% of the voting securities were as follows:

                                Purchase     Sales     Dividend       Market
Affiliates                          cost     cost        Income        Value
-----------------------------------------------------------------------------
PSF Holdings LLC Class A            $--      $--          $--     $8,486,232



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Robert M. Paine
Vice President and Fund Manager

Jeffrey A. Kaufman
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam High Yield Advantage Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com


SA032-53207 060/327/702 7/99


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
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Putnam High Yield Advantage Fund
Supplement to Semiannual Report dated 5/31/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
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Total return
for periods ended 5/31/99                                NAV

6 months                                                  3.92%
1 year                                                   -8.43
5 years                                                  37.25
Annual average                                            6.54
Life of fund (since class A inception, 3/25/86)         214.69
Annual average                                            9.09

Share value:                                             NAV

11/30/98                                                 $8.35
5/31/99                                                  $8.21
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Distributions:      No.     Income      Capital gains        Total
                     6      $0.379           --             $0.379
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Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.